Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2023
Critical accounting estimates and judgments
Critical accounting estimates and judgments
3.	Critical accounting estimates and judgments

In the application of the Company’s accounting policies, which are described above, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Critical estimates in applying accounting policies

Gross to net adjustments

The product gross sales are subject to various deductions, which are primarily composed of rebates to government agencies, distributors, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on product gross sales for a reporting period. These adjustments are deducted from product gross sales to arrive at product net sales. The significant components of variable consideration under revenue recognition policy summarizes the nature of these deductions and how the deduction is estimated, see note 2.17. After recording these, product net sales represent the Company’s best estimate of the cash that we expect to ultimately collect. If in future periods the actuals vary from prior period best estimates, this would affect revenue in the period of adjustment.

Please refer to note 14 for the movement over the period and the ending balance of the gross-to-net-accruals.